                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 09/30/2010

Check here if Amendment [ ]; Amendment Number: _____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Hugh Johnson Advisors LLC
Address: 80 State Street
         Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dianne McKnight
Title: Chief Compliance Officer
Phone: 518-641-6858

Signature, Place, and Date of Signing:


Dianne McKnight                         Albany NY                 11/10/2010
----------------------------   --------------------------   --------------------
[Signature]                           [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-11456               _______________

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         70

Form 13F Information Table Value Total:     147218
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    28 -
02    28 -
03    28 -

HUGH JOHNSON ADVISORS LLC

QUANTITY CUSIP                   ISSUER           SYMBOL  PRICE    MARKET VALUE  CLASS DISCRETION VOTING AUTHORITY
-------- -----                   ------           ------ ------- --------------- ----- ---------- ----------------
 49591   002824100 ABBOTT LABS COM                  abt  $ 52.24 $  2,590,633.84             Sole          Partial
 31042   464287226 ISHARES TR BARCLAYS AGGREGATE    agg  $108.65 $  3,372,713.30             Sole          Partial
 24652   037411105 APACHE CORP                      apa  $ 97.76 $  2,409,979.52             Sole          Partial
 55041   025816109 AMERICAN EXPRESS COMPANY         axp  $ 42.03 $  2,313,373.23             Sole          Partial
 36750   067383109 BARD C R INC                     bcr  $ 81.43 $  2,992,552.50             Sole          Partial
 34914   354613101 FRANKLIN RESOURCES INC           ben  $106.90 $  3,732,306.60             Sole          Partial
   280   78464a680 SPDR SER TR LEHMAN1-3 MONTH T-   bil  $ 45.85 $     12,838.00             Sole          Partial
 25715   921937835 VANGUARD TOTAL BOND MARKET ETF   bnd  $ 82.66 $  2,125,601.90             Sole          Partial
 44955   171340102 CHURCH & DWIGHT CO INC           chd  $ 64.94 $  2,919,377.70             Sole          Partial
 30220   464288638 ISHARES TR BARCLAYS INTER CR B   ciu  $108.41 $  3,276,150.20             Sole          Partial
 49584   194162103 COLGATE PALMOLIVE CO              cl  $ 76.86 $  3,811,026.24             Sole          Partial
 84120   189754104 COACH INC COM                    coh  $ 42.96 $  3,613,795.20             Sole          Partial
 38565   20825C104 CONOCOPHILLIPS COM               cop  $ 57.43 $  2,214,787.95             Sole          Partial
176015   17275R102 CISCO SYS INC COM               csco  $ 21.90 $  3,854,728.50             Sole          Partial
 29268   237194105 DARDEN RESTAURANTS INC COM       dri  $ 42.78 $  1,252,085.04             Sole          Partial
 72192   25459L106 DIRECTV COM CL A                 dtv  $ 41.63 $  3,005,352.96             Sole          Partial
119196   464287465 ISHARES TR MSCI EAFE INDEX FD    efa  $ 54.92 $  6,546,244.32             Sole          Partial
 34555   29358q109 ENSCO PLC SPONSORED ADR ISIN#U   esv  $ 44.73 $  1,545,645.15             Sole          Partial
 22804   369550108 GENERAL DYNAMICS CORP COM         gd  $ 62.81 $  1,432,319.24             Sole          Partial
178555   369604103 GENERAL ELECTRIC CO COM           ge  $ 16.25 $  2,901,518.75             Sole          Partial
 31545   464288612 ISHARES TR BARCLAYS INTER GOVT   gvi  $110.61 $  3,489,192.45             Sole          Partial
 67137   459200101 HASBRO INC                       has  $ 44.51 $  2,988,267.87             Sole          Partial
 52486   428236103 HEWLETT PACKARD CO COM           hpq  $ 42.07 $  2,208,086.02             Sole          Partial
 36060   413875105 HARRIS CORP DEL                  hrs  $ 44.29 $  1,597,097.40             Sole          Partial
 35853   464287440 INTERNATIONAL BUSINESS MACHS C   ibm  $134.14 $  4,809,321.42             Sole          Partial
   275   464287440 ISHARES TR BARCLAYS 7-10 YR TR   ief  $ 99.01 $     27,227.75             Sole          Partial
  4010   464287705 ISHARES TR BARCLAYS 3-7 YR TRE   iei  $118.24 $    474,142.40             Sole          Partial
   482   464287606 ISHARES TR S&P MIDCAP400/ VALU   ijj  $ 71.11 $     34,275.02             Sole          Partial
   745   464287804 ISHARES TR S&P MIDCAP400/GROWT   ijk  $ 88.05 $     65,597.25             Sole          Partial
141291   464287879 ISHARES TR S&P SMALLCAP 600 IN   ijr  $ 59.09 $  8,348,885.19             Sole          Partial
   283   464287887 ISHARES TR S&P SMALLCAP600/ VA   ijs  $ 62.17 $     17,594.11             Sole          Partial
   508   464287408 ISHARES TR S&P SMALLCAP600/ GR   ijt  $ 62.47 $     31,734.76             Sole          Partial
  4599   464287408 ISHARES TR S&P 500/ VALUEINDEX   ive  $ 54.25 $    249,495.75             Sole          Partial
  3722   464287655 ISHARES TR S&P 500/ GROWTHINDE   ivw  $ 59.37 $    220,975.14             Sole          Partial
 48035   464287721 ISHARES TR DOW JONES USTECHNOL   iyw  $ 57.85 $  2,778,824.75             Sole          Partial
  8735   464287713 ISHARES TR DOW JONES US TELECO   iyz  $ 21.79 $    190,335.65             Sole          Partial
 27571   478160104 JOHNSON & JOHNSON COM            jnj  $ 61.96 $  1,708,299.16             Sole          Partial
 85745   46625H100 JP MORGAN CHASE & CO COM ISIN#   jpm  $ 38.06 $  3,263,454.70             Sole          Partial
   970   464287242 ISHARES TR IBOXX USD INVT GRAD   lqd  $113.09 $    109,697.30             Sole          Partial
119913   78467y107 SPDR S&P MIDCAP 400 ETF TR UNI   mdy  $145.59 $ 17,458,133.67             Sole          Partial
  4435   921910816 Vanguard Mega Cap 300 Gr Index   mgk  $ 42.68 $    189,285.80             Sole          Partial
  5285   921910840 Vanguard Mega Cap 300 Value In   mgv  $ 35.40 $    187,089.00             Sole          Partial
169582   68389X105 ORACLE CORP COM                 orcl  $ 26.85 $  4,553,276.70             Sole          Partial
 33332   713448108 PEPSICO INC                      pep  $ 66.44 $  2,214,578.08             Sole          Partial
  9891   464287457 ISHARES TR BARCLAYS 1-3 YR TRE   shy  $ 84.37 $    834,503.67             Sole          Partial
 62490   78462F103 SPDR S&P 500 ETF TR TR UNIT      spy  $114.13 $  7,131,983.70             Sole          Partial
 38015   790849103 ST JUDE MEDICAL INC              stj  $ 39.34 $  1,495,510.10             Sole          Partial
   122   464287176 ISHARES TR BARCLAYS TIPS BD FD   tip  $109.06 $     13,305.32             Sole          Partial
 21815   898349105 TRUSTCO BK CORP NY              trst  $  5.56 $    121,291.40             Sole          Partial
114355   882508104 TEXAS INSTRUMENTS INC            txn  $ 27.14 $  3,103,594.70             Sole          Partial
 26305   907818108 UNION PACIFIC CORP COM           unp  $ 81.80 $  2,151,749.00             Sole          Partial
 56045   913017109 UNITED TECHNOLOGIES CORP COM     utx  $ 71.23 $  3,992,085.35             Sole          Partial
   389   922908595 Vanguard Small Cap Growth ETF    vbk  $ 66.79 $     25,981.31             Sole          Partial
   236   922908611 Vanguard Small Cap Value ETF     vbr  $ 59.70 $     14,089.20             Sole          Partial
   584   922042775 VANGUARD INTL EQUITY INDEXFD I   veu  $ 45.40 $     26,513.60             Sole          Partial
   570   922908512 Vanguard Mid-Cap Value ETF       voe  $ 48.45 $     27,616.50             Sole          Partial
   966   922908538 Vanguard Mid-Cap Growth ETF      vot  $ 54.10 $     52,260.60             Sole          Partial
  1850   922908769 VANGUARD INDEX FDS VANGUARDTOT   vti  $ 58.37 $    107,984.50             Sole          Partial
 43003   92343V104 VERIZON COMMUNICATIONS COM        vz  $ 32.59 $  1,401,467.77             Sole          Partial
 32591   931142103 WAL MART STORES INC              wmt  $ 53.52 $  1,744,270.32             Sole          Partial
 65960   81369Y100 SELECT SECTOR SPDR FD MATERIAL   xlb  $ 32.78 $  2,162,168.80             Sole          Partial
 11760   81369y506 SECTOR SPDR TR SHS BENINT ENER   xle  $ 56.06 $    659,265.60             Sole          Partial
 64050   81369y605 SECTOR SPDR TR SHS BENINT FINA   xlf  $ 14.34 $    918,477.00             Sole          Partial
 50900   81369y704 SECTOR SPDR TR SHS BENINT INDU   xli  $ 31.28 $  1,592,152.00             Sole          Partial
 24870   81369y308 SECTOR SPDR TR SHS BENINT CONS   xlp  $ 27.88 $    693,375.60             Sole          Partial
 56701   81369Y886 SECTOR SPDR TR SHS BEN INT UTI   xlu  $ 31.38 $  1,779,277.38             Sole          Partial
 22760   81369y209 SELECT SECTOR SPDR TRHEALTH CA   xlv  $ 30.49 $    693,952.40             Sole          Partial
 46690   81369y407 SELECT SECTOR SPDR TRCONSUMER    xly  $ 33.41 $  1,559,912.90             Sole          Partial
 28768   30231G102 EXXON MOBIL CORP COM             xom  $ 61.79 $  1,777,574.72             Sole          Partial
                                                                 $147,218,260.92